Form N-1A Supplement	Sep. 30, 2024
Center Coast Brookfield Midstream Focus Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BROOKFIELD INVESTMENT FUNDS
Center Coast Brookfield Midstream Focus Fund
(the “Fund”)

Supplement dated July 29, 2025, to the Fund’s Prospectus and Statement of Additional Information,
each dated January 28, 2025, as supplemented and amended to date

The Board of Trustees of Brookfield Investment Funds has approved certain changes to the Fund’s principal investment strategies, including the 80% Policy. In connection with these changes, the Fund intends to invest in a manner that will allow it to be treated as a regulated investment company (“RIC”), rather than a “C” corporation, under the Internal Revenue Code of 1986, as amended, beginning with the tax year that runs from October 1, 2025 through September 30, 2026. As a result, the Fund will experience increased portfolio turnover, which may cause the Fund to incur additional transaction costs and may cause all or a portion of the Fund’s current year distributions to be characterized as ordinary income rather than return of capital. The disposal of the Fund’s interest in certain master limited partnerships (“MLPs”) may trigger a recapture of certain deductions which may result in additional liabilities incurred by the Fund and potential taxable distributions to shareholders. As described in more detail below, the Fund will need to distribute the accumulated earnings and profits generated as a “C” corporation, including the earnings and profits generated as a result of a deemed sale election, to investors prior to the close of the first taxable year that the Fund is treated as a RIC. This distribution is expected to primarily be treated as qualified dividend income, which for non-corporate shareholders is taxed at preferential rates.

Accordingly, effective September 30, 2025, the following changes are hereby made to the Prospectus and SAI:

Prospectus Changes

The first paragraph under the heading “Principal Investment Strategies” is hereby deleted and replaced with the following:

“Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in securities issued by energy infrastructure companies, including master limited partnerships (“MLPs”) and other investments that have economic characteristics similar to such securities (collectively, “Midstream Investments”) (the “80% Policy”). The Fund’s Midstream Investments may include, but are not limited to, investments that have economic characteristics similar to MLPs in the form of common units issued by MLPs, preferred and convertible subordinated units of MLPs, securities that are derivatives of interests in MLPs, including equity securities of “MLP affiliates,” which the Adviser defines as entities issuing MLP I-shares, securities of entities holding primarily general partner or managing member interests in MLPs, MLPs that are taxed as “C” corporations, and other entities that operate like MLPs and have economic characteristics like MLPs but are organized and taxed as “C” corporations or organized as limited liability companies. The Fund may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs that qualify. While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in a focused portfolio of approximately 15 to 40 high quality Midstream Investments that the Adviser believes will have strong risk adjusted returns and stable and growing cash distributions. The Fund concentrates (i.e., invests more than 25% of its total assets) in securities of companies in the energy infrastructure industry and the energy industry, and the Fund intends to make the majority of its investments in “midstream” securities. Midstream Investments encompass a wide range of companies engaged in the energy infrastructure industry and include companies engaged in midstream activities, such as the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products and carbon dioxide, as well as other energy infrastructure companies including electrical transmission companies and utilities, and companies engaged in owning, storing and transporting alternative energy sources, such as renewables (e.g., wind, solar, hydrogen, geothermal, biomass). The Fund may invest in securities of Midstream Investments and other issuers that have smaller capitalizations than issuers whose securities are included in major benchmark indices, such as the S&P 500.”

The sixth paragraph under the heading “Principal Investment Strategies” is hereby deleted and replaced with the following:

“The Fund intends to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), rather than a “C” corporation, beginning with the tax year that runs from October 1, 2025 through September 30, 2026, and comply with all RIC-related restrictions including limiting its investments in qualified publicly-traded partnerships to 25% of its total assets, thereby avoiding taxation as a “C” corporation under the Code.”

In the section entitled “Principal Risks of Investing in the Fund,” the subsection “Tax Risks – Fund Structure Risk” is hereby deleted and replaced with the following:

“Tax Transition Risk. The Fund has historically not been eligible to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), due to its investments in MLPs exceeding the maximum level allowed for a RIC under the Code. However, beginning with the tax year that runs from October 1, 2025 through September 30, 2026, the Fund intends to invest in a manner consistent with, and otherwise comply with, the requirements to allow it to elect to be treated as a RIC, thereby avoiding taxation as a “C” corporation under the Internal Revenue Code. As a RIC beginning with the tax year that runs from October 1, 2025 through September 30, 2026, the Fund generally will not pay corporate-level federal income taxes on any ordinary income or capital gains that is distributed to shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of realized net short-term capital gains in excess of realized net long-term capital losses and net ordinary income, if any, out of assets legally available for distribution. In order to meet the tax requirements applicable to a RIC, the Fund will, beginning with December 31, 2025, the end of the first quarter of its first taxable year as a RIC, and as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships (generally defined as partnerships whose interests are publicly traded and that would not meet the source-of-income-requirements applicable to RICs). In order to comply with the asset diversification tests required to qualify as a RIC, the Fund may be required to dispose of a portion of its MLP investments. Such dispositions, if made during the Fund’s first taxable year as a RIC, could result in more taxable income to you than would otherwise be anticipated during the tax year. However, as discussed below, the Fund intends to recognize all of its net unrealized built-in gain in the current tax year in connection with the election to become a RIC. If the Fund recognizes a net gain as a result of the below election, the basis of the assets in the hands of the RIC will be adjusted to fair market value, which should reduce the amount of capital gains that would arise as a result of dispositions of such assets.

A “C” corporation that elects to be treated as a RIC will incur a tax at the RIC level on its net built-in gain, measured at the effective time of the election, to the extent that it sells its built-in gain assets during the statutorily specified recognition period after the election, unless the “C” corporation makes or is treated as making a “deemed sale election” to recognize net unrealized gains (but not net unrealized losses) as of the end of its last taxable year as a “C” corporation. The Fund expects to make such a deemed sale election. Such election is irrevocable. As a result of this election, the Fund will be treated as if it sold its assets at fair market value at the end of the day on September 30, 2025 and will pay corporate level tax on any net built-in gain, provided that the Fund will be entitled to offset some of the taxable income generated as a result of this election by applying its net operating losses and capital loss carryforwards. Because the Fund, as a “C” corporation, has accrued a deferred tax liability for the future tax liability associated with the capital appreciation of its investments, payment of the taxes relating to the deemed sale election will not change the Fund’s NAV, but the Fund will need to raise the cash necessary to pay the tax due. Further, as a result of the deemed sale, the Fund may generate a significant amount of earnings and profits. The Fund will need to distribute the accumulated earnings and profits generated as a “C” corporation, including the earnings and profits generated as a result of the deemed sale election, to investors prior to the close of the first taxable year that the Fund is treated as a RIC. This distribution is expected to primarily be treated as qualified dividend income, which for non-corporate shareholders is taxed at the preferential federal income tax rates applicable to long-term capital gains. The amount of dividend income you receive as a result of the Fund electing to be treated as a RIC may be in excess of an ordinary course annual distribution from the Fund. To the extent you choose to reinvest your dividends, you will have a tax liability with no corresponding receipt of cash from the Fund to pay such liability. You should ensure you have sufficient cash flow from other sources to pay all tax liabilities resulting from a distribution from the Fund before choosing to reinvest your dividends.”

In the section entitled “Principal Risks of Investing in the Fund,” the subsection “Tax Risks – Dividend Distribution Risk” is hereby deleted and replaced with the following:

“Dividend Distribution Risk. In order to qualify as a RIC, the Fund must meet certain dividend distribution requirements on an annual basis, generally equal to at least 90% of its net investment company taxable income and 90% of its tax-exempt interest income for each taxable year. The Fund intends to make distributions each year in amounts to satisfy these requirements and thereby qualify for a deduction for such dividends paid to shareholders but there is no assurance the Fund will be able to pay such dividend distributions each taxable year. In addition, the Fund generally expects to make sufficient dividend distributions to avoid the nondeductible 4% federal excise tax applicable to certain undistributed net investment company income but there is no assurance that such dividend distributions will be made each year. In addition to the required dividend distributions to qualify for and maintain RIC status and avoid corporate income tax, the Fund’s dividend distribution policy is intended to provide consistent monthly distributions to its shareholders at a variable rate on a quarterly basis. The distribution payments will be fixed each quarter to maintain a stable distribution rate for such quarter, after which the distribution rate will be adjusted on a quarterly basis at a rate that is approximately equal to the distribution rate the Fund receives from the MLPs and other securities in which it invests, including income, if any, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital, and special cash payments, if any, received to offset distribution reductions resulting from MLP restructurings. The Fund’s distributions also give consideration to the estimated future cash flows of investments held by the Fund. The Fund is not required to make such distributions and, consequently, the Fund could decide, at its discretion, not to make such distributions or not to make distributions in the amount described above because of market or other conditions affecting or relevant to the Fund.

Because of differences between the time that monthly distributions are paid by the Fund and the time quarterly distributions are received from the MLPs, and because the Fund’s distribution policy takes into consideration estimated future cash flows from its underlying holdings, in order to permit the Fund to make consistent monthly distributions to its shareholders at a variable rate on a quarterly basis, the Fund’s distributions may exceed or be below the amount the Fund actually receives from its portfolio investments. Additionally, since the Fund’s distribution rate is not derived from the Fund’s investment income or loss, the Fund’s distributions do not represent yield or investment return on the Fund’s portfolio. For these reasons, the Fund may over various periods of time pay dividends in excess of the distributions paid by the Fund’s underlying MLP investments. While the Fund attempts to manage the portfolio to generate positive investment returns, the Fund may not be successful in generating sufficient investment income, gains and incremental cash flow, in excess of Fund expenses, to make up for any shortfall between the distributions paid by the Fund and the distributions received by the Fund from its investments. To the extent that the distributions paid exceed the distributions the Fund has received, the distributions will reduce the Fund’s net assets. Consequently, the Fund may maintain cash reserves, borrow or may be required to sell certain investments at times when it would not otherwise be desirable to do so in order to pay the expenses of the Fund. The Fund is not required to make such distributions and, as a result, the Fund could in the future decide not to make such distributions or not to make distributions at a rate that over time is similar to the distribution rate that it receives from the MLPs in which it invests.

It is expected that a portion of the distributions made by the Fund to shareholders will be treated as non-taxable returns of capital. A return of capital effectively represents a return of a shareholder’s investment in Fund shares (net of fees thereon), reduces the shareholders tax basis in its shares of the Fund (but not below zero), and is different from and should not be confused with a dividend from current and accumulated earnings and profits. For a U.S. shareholder, any portion of distributions that is considered a return of capital is not currently taxable, but instead reduces the shareholder’s tax basis in Fund shares (until the tax basis reaches zero). Reducing a shareholder’s tax basis in Fund shares will generally increase the amount of gain (or decrease the amount of loss) on a subsequent sale or exchange of the shares. Any gain on a shareholder’s sale or exchange of Fund shares is generally taxable to the shareholder as capital gain. Thus, distributions considered return of capital are often described as tax deferred. Any distributions from the Fund in excess of a shareholder’s tax basis in shares of the Fund and in excess of the shareholder’s portion of the Fund’s current and accumulated earnings and profits will generally be taxable to the shareholder as capital gains. Any portion of distributions that is not considered return of capital may be characterized as qualified dividend income for U.S. federal income tax purposes depending on its source. Qualified dividend income is generally taxable to noncorporate shareholders at reduced rates in the year received and does not reduce a shareholder’s adjusted tax basis in Fund shares. The portion of the Fund’s distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Adviser (e.g., mergers, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, or changes in tax laws). Gains and other income realized by the Fund may also cause distributions from the Fund to be treated as taxable dividends rather than as return of capital distributions. Because of these factors, the portion of the Fund’s distributions that is considered return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.”

In the section entitled “Principal Risks of Investing in the Fund,” the first paragraph in the subsection “Tax Risks – MLP Tax Risk” is hereby deleted and replaced with the following:

“As a RIC for tax purposes, the Fund will comply with the 25% limit of its investments in MLPs and other assets in order to meet the Code’s RIC asset diversification tests. Nonetheless, it is expected that a material amount of the Fund’s investments will be in MLPs at various times. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal corporate income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the NAV of the Fund’s shares.”

In the section entitled “Principal Risks of Investing in the Fund,” the subsection “Tax Risks – Deferred Tax/Financial Reporting Risk” is hereby deleted.